Stock Compensation Plans - Schedule of Stock-Based Compensation Expense Recognized in the Selling, General and Administrative Line Item of the Consolidated Statements of Operations (Details) - USD ($)
$ in Millions
	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total stock-based compensation expense (pretax)	$ 7	$ 29	$ 51	$ 39	$ 12